Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Additional Financial Information [Abstract]
Consolidated Balance Sheets [Table Text Block]
	December 31,
Consolidated Balance Sheets	2018	2017
Current customer fulfillment costs (included in Other current assets)	$4,090	$3,877
Accounts payable and accrued liabilities:
Accounts payable[1]	$27,018	$24,439
Accrued payroll and commissions	3,379	2,284
Current portion of employee benefit obligation	1,464	1,585
Accrued interest	2,557	2,661
Other	8,766	3,501
Total accounts payable and accrued liabilities	$43,184	$34,470
[1]	December 31, 2018 and 2017 balances include payables of $1,984 and $927 under our vendor financing program and
$1,855 and $39 of other supplier financing, respectively.

Consolidated Statements Of Income [Table Text Block]
Consolidated Statements of Income	2018	2017	2016
Advertising expense	$5,100	$3,772	$3,768
Interest expense incurred	$8,450	$7,203	$5,802
Capitalized interest	(493)	(903)	(892)
Total interest expense	$7,957	$6,300	$4,910

Consolidated Statements Of Cash Flows [Table Text Block]
	December 31,
Cash and Cash Equivalents and Restricted Cash	2018	2017	2016	2015
Cash and cash equivalents	$5,204	$50,498	$5,788	$5,121
Restricted cash in Other current assets	61	6	7	5
Restricted cash in Other Assets	135	428	140	147
Cash and cash equivalents and restricted cash	$5,400	$50,932	$5,935	$5,273

Consolidated Statements of Cash Flows	2018	2017	2016
Cash paid during the year for:
Interest	$8,818	$6,622	$5,696
Income taxes, net of refunds	(354)	2,006	3,721